Annual Fund Operating Expenses - SA PIMCO VCP Tactical Balanced Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.86%
Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.95%
Class 3
Operating Expenses:
Management Fees	0.86%
Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.20%